LOANS AND ADVANCES TO CUSTOMERS	12 Months Ended
Dec. 31, 2017
Disclosure of loans and advances to customers [text block] [Abstract]
Disclosure of loans and advances to customers [text block]

NOTE 17: LOANS AND ADVANCES TO CUSTOMERS

	2017 £m	2016 £m
Agriculture, forestry and fishing	7,461	7,269
Energy and water supply	1,609	2,320
Manufacturing	7,886	7,285
Construction	4,428	4,535
Transport, distribution and hotels	14,074	13,320
Postal and telecommunications	2,148	2,564
Property companies	30,980	32,192
Financial, business and other services	57,006	49,197
Personal:
Mortgages	304,665	306,682
Other	28,757	20,761
Lease financing	2,094	2,628
Hire purchase	13,591	11,617
Total loans and advances to customers before allowance for impairment losses	474,699	460,370
Allowance for impairment losses (note 20)	(2,201)	(2,412)
Total loans and advances to customers	472,498	457,958

For amounts included above which are subject to reverse repurchase agreements see note 51.

Loans and advances to customers include finance lease receivables, which may be analysed as follows:

	2017 £m	2016 £m
Gross investment in finance leases, receivable:
Not later than 1 year	680	551
Later than 1 year and not later than 5 years	1,106	1,618
Later than 5 years	1,053	1,561
	2,839	3,730
Unearned future finance income on finance leases	(692)	(1,038)
Rentals received in advance	(53)	(64)
Net investment in finance leases	2,094	2,628

The net investment in finance leases represents amounts recoverable as follows:

	2017	2016
	£m	£m
Not later than 1 year	546	361
Later than 1 year and not later than 5 years	887	1,282
Later than 5 years	661	985
Net investment in finance leases	2,094	2,628

Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. During 2016 and 2017 no contingent rentals in respect of finance leases were recognised in the income statement. There was no allowance for uncollectable finance lease receivables included in the allowance for impairment losses (2016: £nil).